Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation
22.	TAXATION

Enterprise	income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2016, 2017 and 2018. They may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17% for the years ended December 31, 2016, 2017 and 2018.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangement with China that provides a reduced withholding tax rate or an exemption from withholding tax.

21Vianet Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate and renewed the certificate in October 2017, which will expire in October 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2016, 2017 and 2018, 21Vianet Beijing enjoyed a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. This qualification will need to be assessed on an annual basis. For the years ended December 31, 2016, 2017 and 2018, the tax rate assessed for Xi’an Sub was 25%, 25% and 15%, respectively.

In 2013, BJ iJoy was qualified as a software enterprise which allows BJ iJoy to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the years ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income. For the years ended December 31, 2015, 2016 and 2017, BJ iJoy enjoyed the half-reduced EIT rate for its taxable income. For the year ended December 31, 2018, BJ iJoy was subject to the statutory rate of 25% for the taxable income.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. The certificate was renewed in October 2018 which will expire in October 2021. Accordingly, for the years ended December 31, 2016, 2017 and 2018, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years, expiring in November 2019 and thereafter for an additional three years if it is able to meet HNTE technical and administrative requirements in those three years. Accordingly, for the years ended December 31, 2016, 2017 and 2018, SZ DYX enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2018, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Non-PRC	(155,364)	(286,388)	(214,063)	(31,136)
PRC	(787,718)	(721,426)	51,738	7,525

	(943,082)	(1,007,814)	(162,325)	(23,611)

Income tax benefits (expenses) comprised of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current	(54,772)	(37,856)	(44,187)	(6,426)
Deferred	65,932	128,026	19,776	2,876

	11,160	90,170	(24,411)	(3,550)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2016, 2017 and 2018 applicable to the PRC operations to income tax benefits (expenses) was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Loss before income taxes	(943,082)	(1,007,814)	(162,325)	(23,611)
Income tax benefits computed at applicable tax rates (25%)	235,770	251,954	40,581	5,902
Non-deductible expenses	(16,610)	(5,468)	(2,834)	(412)
Research and development expenses	7,766	11,895	25,906	3,768
Effect of tax holidays	1,691	—	—	—
Preferential rate	(11,060)	(90,076)	11,701	1,702
Current and deferred tax rate differences	(1,521)	33,366	37,934	5,517
International rate differences	(51,392)	59,029	(63,525)	(9,239)
Tax exempted income	9,878	—	—	—
Unrecognized tax benefits	(14,525)	(6,259)	1,472	214
Deferred tax expense	1,516	2,851	—	—
Change in valuation allowance	(158,724)	(174,388)	(79,694)	(11,591)
Prior year provision to return true up	8,371	7,266	4,048	589

Income tax benefits (expenses)	11,160	90,170	(24,411)	(3,550)

The benefit of the tax holiday per basic and diluted earnings per share was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Basic	0.003	—	—	—

Diluted	0.003	—	—	—

Deferred	Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	33,978	38,993	5,670
Accrued expenses	7,409	25,894	3,766
Tax losses	135,433	153,171	22,278
Property and equipment	7,642	15,299	2,226
Intangible assets	2,976	2,221	323
Capital lease	22,006	50,980	7,415
Deferred government grants	3,728	2,662	387
Disposal loss on long-term investments	57,697	49,007	7,128
Loss picked up on equity method investments	6,919	5,878	855
Valuation allowance	(104,970)	(184,664)	(26,858)

Total deferred tax assets	172,818	159,441	23,190

Deferred tax liabilities
Non-current
Intangible assets	97,915	89,536	13,022
Property and equipment	49,676	48,496	7,053
Capitalized interest expenses	16,185	15,837	2,303
Gain picked up from equity method investments	27,097	3,851	561

Total deferred tax liabilities	190,873	157,720	22,939

Valuation allowance is considered for each of the entities. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2017 and 2018, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized in future years.

As of December 31, 2018, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB454,513 (US$66,106), which will expire between 2019 to 2028.

As of December 31, 2018, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2018, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,123,491 (US$163,405). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized	Tax Benefits

As of December 31, 2017 and 2018, the Company recorded unrecognized tax benefits of RMB16,511 and RMB6,677 (US$971), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB1,896 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of year	23,220	11,582	1,685
Reversal based on tax positions related to prior years	(8,880)	(9,070)	(1,319)
Additions based on tax positions related to the current year	4,825	1,997	290
Decrease due to disposal of subsidiaries	(7,583)	—	—

Balance at end of year	11,582	4,509	656

For the years ended December 31, 2016, 2017 and 2018, the Company recorded (reversed) interest expenses of RMB2,779, RMB674 and RMB(2,761) (US$(402)), respectively. Accumulated interest expenses recorded by the Company was RMB4,929 and RMB2,168 (US$315) as of December 31, 2017 and 2018, respectively. As of December 31, 2018, the tax years ended December 31, 2013 through 2018 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.